Treasury Shares (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of treasury shares [abstract]
Summary of Holding of Treasury Shares

The holding of treasury shares is as follows:

	Nominal values	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
January 1, 2023	149	1,113,152	2.0%
June 30, 2023	149	1,113,152	1.9%